Stockholders' Equity	12 Months Ended
May 25, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity
STOCKHOLDERS’ EQUITY
Share Repurchase Program
Repurchased common stock has historically been reflected as a reduction of stockholders’ equity. On December 17, 2010, our Board of Directors authorized an additional share repurchase authorization totaling 25.0 million shares in addition to the previous authorization of 162.4 million shares. Share repurchase authorizations and cumulative share repurchases under these authorizations, are as follows:

(in millions)	May 25, 2014
Share repurchase authorizations	187.4
Cumulative shares repurchased	171.9

The total shares and related cost of our common stock we repurchased was as follows:

(in millions)	Fiscal Year
	2014		2013		2012
	Shares	Cost	Shares	Cost	Shares	Cost
Repurchases of common stock	—	$0.5	1.0	$52.4	8.2	$375.1

As of May 25, 2014, of the 171.9 million cumulative shares repurchased, 159.3 million shares were retired and restored to authorized but unissued shares of common stock. We expect that all shares of common stock acquired in the future will also be restored to authorized but unissued shares of common stock.
Stockholders’ Rights Plan
Under our Rights Agreement dated May 16, 2005, each share of our common stock has associated with it one right to purchase one thousandth of a share of our Series A Participating Cumulative Preferred Stock at a purchase price of $120 per share, subject to adjustment under certain circumstances to prevent dilution. The rights are exercisable when, and are not transferable apart from our common stock until, a person or group has acquired 15 percent or more, or makes a tender offer for 15 percent or more, of our common stock. If the specified percentage of our common stock is then acquired, each right will entitle the holder (other than the acquiring company) to receive, upon exercise, common stock of either us or the acquiring company having a value equal to two times the exercise price of the right. The rights are redeemable by our Board of Directors under certain circumstances and expire on May 25, 2015.

Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), net of tax, are as follows:

(in millions)	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) on Marketable Securities	Unrealized Gains (Losses) on Derivatives	Benefit Plan Funding Position	Accumulated Other Comprehensive Income (Loss)
Balances at May 27, 2012	$(1.6)	$0.4	$(49.7)	$(95.7)	$(146.6)
Gain (loss)	(0.2)	(0.2)	(8.8)	11.4	2.2
Reclassification realized in net earnings	—	—	4.7	6.9	11.6
Balances at May 26, 2013	$(1.8)	$0.2	$(53.8)	$(77.4)	$(132.8)
Gain (loss)	(2.9)	(0.1)	(2.9)	(1.7)	(7.6)
Reclassification realized in net earnings	—	—	6.3	6.0	12.3
Balances at May 25, 2014	$(4.7)	$0.1	$(50.4)	$(73.1)	$(128.1)

The following table presents the amounts and line items in our consolidated statements of earnings where adjustments reclassified from AOCI into net earnings were recorded:

		Fiscal Year
(in millions) AOCI Components	Location of Gain (Loss) Recognized in Earnings	May 25, 2014	May 26, 2013
Derivatives
Commodity contracts	(1)	0.4	0.4
Equity contracts	(2)	(0.8)	0.2
Interest rate contracts	Interest, net	(10.3)	(8.3)
Foreign currency contracts	(2)	1.0	—
	Total before tax	$(9.7)	$(7.7)
	Tax benefit	3.4	3.0
	Net of tax	$(6.3)	$(4.7)

Benefit plan funding position
Recognized net actuarial loss - pension/postretirement plans	(3)	$(8.6)	$(8.9)
Recognized net actuarial loss - other plans	(4)	(1.4)	(2.3)
	Total before tax	$(10.0)	$(11.2)
	Tax benefit	4.0	4.3
	Net of tax	$(6.0)	$(6.9)

(1)	Primarily included in cost of sales. See Note 10 for additional details.

(2)	Primarily included in cost of sales and selling, general and administrative expenses. See Note 10 for additional details.

(3)
Included in the computation of net periodic benefit costs - pension and postretirement plans, which is a component of restaurant labor expenses and selling, general and administrative expenses. See Note 17 for additional details.

(4)	Included in the computation of net periodic benefit costs - other plans, which is a component of selling, general and administrative expenses.